Equity reserves (Narrative) (Details) $ in Thousands		12 Months Ended
	Nov. 06, 2020 shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) Share yr	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 USD ($) Share yr
Disclosure of reserves within equity [line items]
Description of vesting requirements for Stock options arrangement			Options granted vest 33% every twelve months following the grant date for a total vesting period of three years.
Share-based payments			$ 653		$ 969
Number of share options exercised in share-based payment arrangement | Share			1,912,775		403,116
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 1.33		$ 1.09
Proceeds from exercise of options			$ 1,893		$ 332
Option life, share options granted (years) | yr			3.86		3.79
Forfeiture rate, share options granted			10.68%		3.10%
Expected dividend, share options granted
Restricted Share Units [Member]
Disclosure of reserves within equity [line items]
Forefeiture rate, restricted share units granted			4.22%		2.56%
Share-based payments			$ 1,500		$ 800
Recognized financial liability for cash-settled RSUs		$ 1,700	1,700	$ 1,000	$ 1,000
Phantom Share Units [Member]
Disclosure of reserves within equity [line items]
Share-based payments			$ 100
Number of shares unit granted for cash settlement | shares	1,000,000